Average Annual Total Returns - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2023
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(33.24%)
Past 5 years	0.60%
Past 10 years	6.35%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(34.19%)
Past 5 years	(0.20%)
Past 10 years	5.85%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(18.97%)
Past 5 years	0.61%
Past 10 years	5.24%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(30.38%)
Past 5 years	1.02%
Past 10 years	6.32%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(31.83%)
Past 5 years	0.81%
Past 10 years	6.31%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(28.93%)
Past 5 years	2.10%
Past 10 years	7.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(28.86%)
Since Inception	2.86%	[1]
MS141
Average Annual Return:
Past 1 year	(21.25%)
Past 5 years	0.11%
Past 10 years	6.35%

[1]	AFrom October 2, 2018.